General and administrative expense (Details) - Schedule of general and administrative expense - CHF (SFr)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of General And Administrative Expense Abstract
Employee benefits and expenses			SFr 1,554,778	SFr 811,373	SFr 1,010,708
Business development			967,046	95,663	113,959
Travel expenses			75,829	28,898	102,679
Administration expenses			2,245,862	1,645,530	2,653,914
Lease expenses from short-term lease			52,280	13,871	27,362
Depreciation Right-of-use assets			29,722
Depreciation tangible assets				3,555	10,740
Capital tax expenses			21,059	(4,228)	14,501
Total general and administrative expenses	SFr 2,076,383	SFr 3,062,199	SFr 4,946,576	SFr 2,594,662	SFr 3,933,863